TAXES ON INCOME (Reconciliation of Gross Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Beginning balance	$ 304	$ 313
Change in tax position for current year, net	(81)	(11)
Interest and penalties	13	2
Ending balance	$ 236	$ 304